Income Taxes - Summary of Tax Years Remain Subject to Examination (Details)	12 Months Ended
Dec. 31, 2013
United States | Minimum
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	2007
United States | Maximum
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	2013
Nigeria | Minimum
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	2010
Nigeria | Maximum
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	2013
Kenya | Minimum
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	2012
Kenya | Maximum
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	2013
Gambia | Minimum
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	2012
Gambia | Maximum
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	2013